UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund

August 31, 2004

FEG-QTLY-1004

1.805759.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.2%
Amerigon, Inc. (a)	3,100	$ 11
Gentex Corp.	96,500	3,314
Johnson Controls, Inc.	96,000	5,405
		8,730
Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc. (a)	477,700	14,546
California Pizza Kitchen, Inc. (a)	340,600	6,502
Harrah's Entertainment, Inc.	140,300	6,761
Hilton Hotels Corp.	821,700	14,667
International Game Technology	320,500	9,246
Krispy Kreme Doughnuts, Inc. (a)	248,200	3,197
Mandalay Resort Group	101,200	6,865
Marriott International, Inc. Class A	257,900	12,237
Outback Steakhouse, Inc.	217,900	8,529
Red Robin Gourmet Burgers, Inc. (a)	4,400	154
Royal Caribbean Cruises Ltd.	207,200	8,557
Starbucks Corp. (a)	261,400	11,303
Station Casinos, Inc.	251,600	11,574
Sunterra Corp. (a)	221,300	2,162
The Cheesecake Factory, Inc. (a)	206,600	8,549
Wendy's International, Inc.	569,300	19,567
Yum! Brands, Inc.	1,246,600	49,502
		193,918
Household Durables - 1.7%
Black & Decker Corp.	245,500	16,922
Fortune Brands, Inc.	456,900	33,422
Harman International Industries, Inc.	229,800	22,219
Mohawk Industries, Inc. (a)	115,300	8,869
		81,432
Internet & Catalog Retail - 0.0%
eDiets.com, Inc. (a)	49,500	164
Leisure Equipment & Products - 0.7%
Brunswick Corp.	537,400	21,125
Mattel, Inc.	268,300	4,317
Polaris Industries, Inc.	120,600	5,687
		31,129
Media - 2.3%
E.W. Scripps Co. Class A	252,700	25,854
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)	91,640	$ 3,455
Getty Images, Inc. (a)	202,100	11,206
Lamar Advertising Co. Class A (a)	131,300	5,736
NTL, Inc. (a)	214,993	11,676
Pixar (a)	201,700	15,676
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	38,800	353
Radio One, Inc. Class D (non-vtg.) (a)	160,300	2,501
The New York Times Co. Class A	260,200	10,569
Univision Communications, Inc. Class A (a)	342,900	11,316
Westwood One, Inc. (a)	353,040	7,922
XM Satellite Radio Holdings, Inc. Class A (a)	124,500	3,420
		109,684
Multiline Retail - 0.9%
99 Cents Only Stores (a)	73,200	948
Big Lots, Inc. (a)	492,440	6,003
Dollar General Corp.	309,100	6,089
Dollar Tree Stores, Inc. (a)	442,100	10,394
Family Dollar Stores, Inc.	347,900	9,202
Nordstrom, Inc.	306,800	11,391
		44,027
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	316,900	8,873
AutoZone, Inc. (a)	100,900	7,473
Bed Bath & Beyond, Inc. (a)	519,400	19,436
Chico's FAS, Inc. (a)	569,300	23,284
Christopher & Banks Corp.	502,126	8,842
Circuit City Stores, Inc.	241,100	3,127
Foot Locker, Inc.	170,400	3,812
Hot Topic, Inc. (a)	69,225	1,045
Jo-Ann Stores, Inc. (a)	103,300	2,748
Kirkland's, Inc. (a)	159,100	1,225
Michaels Stores, Inc.	282,000	16,167
PETsMART, Inc.	799,500	22,434
Pier 1 Imports, Inc.	182,500	3,166
Ross Stores, Inc.	1,266,976	26,797
Select Comfort Corp. (a)	884,400	14,044
TJX Companies, Inc.	499,400	10,567
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Weight Watchers International, Inc. (a)	357,700	$ 13,965
Williams-Sonoma, Inc. (a)	277,700	9,717
		196,722
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	869,900	36,666
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	85,100	2,296
NIKE, Inc. Class B	2,600	196
		39,158
TOTAL CONSUMER DISCRETIONARY		704,964
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 0.3%
CVS Corp.	14,000	560
Whole Foods Market, Inc.	186,800	14,520
		15,080
Food Products - 1.2%
Del Monte Foods Co. (a)	1,950,410	20,577
Hershey Foods Corp.	510,800	24,661
McCormick & Co., Inc. (non-vtg.)	245,200	8,226
Smithfield Foods, Inc. (a)	110,800	2,848
Wm. Wrigley Jr. Co.	14,900	924
		57,236
Personal Products - 0.8%
Avon Products, Inc.	358,400	15,834
Estee Lauder Companies, Inc. Class A	364,000	15,998
Gillette Co.	84,500	3,591
		35,423
TOTAL CONSUMER STAPLES		107,739
ENERGY - 5.0%
Energy Equipment & Services - 3.8%
Baker Hughes, Inc.	1,327,500	52,211
BJ Services Co.	24,900	1,196
Cooper Cameron Corp. (a)	462,000	23,530
ENSCO International, Inc.	268,700	7,835
Halliburton Co.	99,300	2,897
Nabors Industries Ltd. (a)	149,800	6,606
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp. (a)	255,200	$ 10,264
Patterson-UTI Energy, Inc.	826,800	14,320
Smith International, Inc. (a)	507,620	28,924
Weatherford International Ltd. (a)	740,305	34,306
		182,089
Oil & Gas - 1.2%
EOG Resources, Inc.	178,300	10,300
Pioneer Natural Resources Co.	648,900	21,706
Teekay Shipping Corp.	442,600	15,513
Valero Energy Corp.	20,000	1,321
XTO Energy, Inc.	275,300	7,719
		56,559
TOTAL ENERGY		238,648
FINANCIALS - 3.5%
Capital Markets - 1.9%
Ameritrade Holding Corp. (a)	960,200	10,937
E*TRADE Financial Corp. (a)	1,082,400	12,751
Eaton Vance Corp. (non-vtg.)	369,100	14,819
Federated Investors, Inc. Class B (non-vtg.)	228,200	6,584
Investors Financial Services Corp.	40,200	1,864
Legg Mason, Inc.	234,700	18,936
SEI Investments Co.	233,080	7,617
T. Rowe Price Group, Inc.	170,100	8,425
Waddell & Reed Financial, Inc. Class A	332,600	7,231
		89,164
Commercial Banks - 0.6%
North Fork Bancorp, Inc., New York	170,900	7,168
Sumitomo Mitsui Financial Group, Inc.	1,235	7,473
Synovus Financial Corp.	455,200	11,562
UnionBanCal Corp.	40,900	2,432
		28,635
Real Estate - 0.0%
Catellus Development Corp.	12,457	340
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	67,000	2,382
MGIC Investment Corp.	210,800	14,391
New York Community Bancorp, Inc.	620,488	13,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	381,500	$ 16,900
The PMI Group, Inc.	41,000	1,703
		48,623
TOTAL FINANCIALS		166,762
HEALTH CARE - 38.9%
Biotechnology - 14.7%
Affymetrix, Inc. (a)	220,500	6,130
Alkermes, Inc. (a)	142,300	1,513
Amylin Pharmaceuticals, Inc. (a)	406,300	8,041
Biogen Idec, Inc. (a)	2,800,300	166,142
Celgene Corp. (a)	398,100	22,592
Cephalon, Inc. (a)	196,600	9,242
Charles River Laboratories International, Inc. (a)	314,000	13,675
Dendreon Corp. (a)	224,700	2,209
DOV Pharmaceutical, Inc. (a)	853,200	13,395
Dyax Corp. (a)	483,800	3,841
Enzon Pharmaceuticals, Inc. (a)	351,000	4,886
Genentech, Inc. (a)	3,484,800	169,991
Genzyme Corp. - General Division (a)	57,400	3,100
Gilead Sciences, Inc. (a)	37,200	2,572
Harvard Bioscience, Inc. (a)	405,300	1,994
ICOS Corp. (a)	95,900	2,502
ImClone Systems, Inc. (a)	953,500	50,802
Invitrogen Corp. (a)	114,400	5,663
Medarex, Inc. (a)	1,879,280	10,693
MedImmune, Inc. (a)	1,062,200	25,355
Millennium Pharmaceuticals, Inc. (a)	4,808,469	57,173
Neurocrine Biosciences, Inc. (a)	38,500	1,916
ONYX Pharmaceuticals, Inc. (a)	188,600	7,005
Oscient Pharmaceuticals Corp. (a)	949,665	3,998
OSI Pharmaceuticals, Inc. (a)	54,600	3,254
Pharmion Corp.	1,075,200	52,868
Protein Design Labs, Inc. (a)	2,520,900	46,208
Trimeris, Inc. (a)	222,600	2,680
		699,440
Health Care Equipment & Supplies - 8.5%
Alcon, Inc.	421,900	31,575
Bausch & Lomb, Inc.	207,300	13,671
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	1,428,600	$ 43,629
Beckman Coulter, Inc.	221,900	12,380
Biomet, Inc.	2,323,800	106,081
Boston Scientific Corp. (a)	602,800	21,538
C.R. Bard, Inc.	592,600	33,245
Cooper Companies, Inc.	81,200	4,706
Cyberonics, Inc. (a)	73,000	1,250
Cytyc Corp. (a)	452,400	10,840
DENTSPLY International, Inc.	194,300	9,900
Edwards Lifesciences Corp. (a)	420,500	14,848
Given Imaging Ltd. (a)	160,700	5,705
Guidant Corp.	15,030	899
Inverness Medical Innovations, Inc. (a)	190,800	2,950
ResMed, Inc. (a)	443,100	21,167
Waters Corp. (a)	175,500	7,601
Zimmer Holdings, Inc. (a)	840,200	59,906
		401,891
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	90,700	4,907
Andrx Corp. (a)	223,300	4,502
Anthem, Inc. (a)	136,800	11,114
Caremark Rx, Inc. (a)	343,300	9,853
Cerner Corp. (a)	126,400	5,538
Community Health Systems, Inc. (a)	650,600	16,265
Computer Programs & Systems, Inc.	10,000	202
Covance, Inc. (a)	400,800	15,010
Coventry Health Care, Inc. (a)	666,150	33,827
DaVita, Inc. (a)	62,400	1,891
Health Management Associates, Inc. Class A	1,048,300	20,043
Henry Schein, Inc. (a)	170,600	10,625
Inveresk Research Group, Inc. (a)	241,100	8,561
Laboratory Corp. of America Holdings (a)	170,600	7,095
Lincare Holdings, Inc. (a)	1,014,300	32,600
McKesson Corp.	241,200	7,465
Medco Health Solutions, Inc. (a)	13,229	413
PacifiCare Health Systems, Inc. (a)	68,600	2,237
Patterson Companies, Inc. (a)	102,500	7,506
Pharmaceutical Product Development, Inc. (a)	222,900	7,567
Quest Diagnostics, Inc.	151,000	12,926
Renal Care Group, Inc. (a)	405,150	12,831
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Specialty Laboratories, Inc. (a)	145,400	$ 1,628
Tenet Healthcare Corp. (a)	768,300	8,006
Triad Hospitals, Inc. (a)	228,700	7,270
UnitedHealth Group, Inc.	483,180	31,953
Universal Health Services, Inc. Class B	329,700	14,853
		296,688
Pharmaceuticals - 9.4%
aaiPharma, Inc. (a)	124,900	289
Allergan, Inc.	126,400	9,436
Barr Pharmaceuticals, Inc. (a)	544,200	21,371
Elan Corp. PLC sponsored ADR (a)	6,914,200	156,468
Endo Pharmaceuticals Holdings, Inc. (a)	480,600	8,151
Eon Labs, Inc. (a)	213,400	5,369
Guilford Pharmaceuticals, Inc. (a)	1,253,400	6,656
Impax Laboratories, Inc. (a)	2,010,000	28,763
IVAX Corp. (a)	1,268,750	24,563
MGI Pharma, Inc. (a)	936,400	21,753
Mylan Laboratories, Inc.	447,750	7,800
NitroMed, Inc. (d)	1,841,400	33,937
Par Pharmaceutical Companies, Inc. (a)	126,400	5,187
Salix Pharmaceuticals Ltd. (a)	133,350	3,119
Schering-Plough Corp.	2,164,200	39,951
Sepracor, Inc. (a)	1,275,900	63,297
UCB SA	143,267	6,978
Watson Pharmaceuticals, Inc. (a)	123,900	3,412
		446,500
TOTAL HEALTH CARE		1,844,519
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.7%
EADS NV	624,700	16,340
EDO Corp.	327,800	8,585
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	440,600	11,698
KVH Industries, Inc. (a)	30,900	241
Lockheed Martin Corp.	233,500	12,558
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	198,100	$ 10,913
Rockwell Collins, Inc.	548,400	18,859
		79,194
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	117,800	5,746
Ryder System, Inc.	65,600	2,874
		8,620
Airlines - 0.3%
Southwest Airlines Co.	1,034,600	15,333
Building Products - 0.6%
American Standard Companies, Inc. (a)	707,700	26,617
Trex Co., Inc. (a)	54,900	2,379
		28,996
Commercial Services & Supplies - 3.6%
Aramark Corp. Class B	5,300	134
Avery Dennison Corp.	343,000	21,317
Career Education Corp. (a)	246,500	7,602
ChoicePoint, Inc. (a)	80,300	3,393
Cintas Corp.	544,800	22,342
Corinthian Colleges, Inc. (a)	117,400	1,335
Corrections Corp. of America (a)	338	12
Education Management Corp. (a)	209,962	6,101
Equifax, Inc.	468,000	11,419
H&R Block, Inc.	611,800	29,525
Herman Miller, Inc.	264,100	6,653
HNI Corp.	121,800	4,775
Manpower, Inc.	33,820	1,428
Pitney Bowes, Inc.	395,400	17,224
Robert Half International, Inc.	1,478,100	36,213
		169,473
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	198,300	5,100
Granite Construction, Inc.	266,500	6,076
MasTec, Inc. (a)	112,000	606
		11,782
Electrical Equipment - 0.1%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Rockwell Automation, Inc.	146,800	5,725
		5,725
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.6%
3M Co.	125,900	$ 10,369
Tyco International Ltd.	592,600	18,560
		28,929
Machinery - 1.0%
AGCO Corp. (a)	295,030	5,898
Astec Industries, Inc. (a)	397,902	6,577
Dover Corp.	277,300	10,463
ITT Industries, Inc.	225,100	17,805
Pall Corp.	121,300	2,955
SPX Corp.	58,700	2,142
		45,840
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	121,100	4,335
CSX Corp.	129,100	4,077
Norfolk Southern Corp.	162,800	4,624
Union Pacific Corp.	71,800	4,100
		17,136
Trading Companies & Distributors - 0.7%
Fastenal Co.	480,700	30,178
MSC Industrial Direct Co., Inc. Class A	77,300	2,402
		32,580
TOTAL INDUSTRIALS		443,608
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 6.5%
Advanced Fibre Communications, Inc. (a)	167,700	2,879
Andrew Corp. (a)	290,500	3,222
Arris Group, Inc. (a)	74,400	339
AudioCodes Ltd. (a)	986,600	11,178
Avocent Corp. (a)	152,800	4,356
Brocade Communications Systems, Inc. (a)	729,700	3,597
CIENA Corp. (a)	1,293,700	2,355
Cisco Systems, Inc. (a)	3,962,000	74,327
Corning, Inc. (a)	2,179,100	22,052
Enterasys Networks, Inc. (a)	1,948,410	3,507
Extreme Networks, Inc. (a)	252,900	1,176
Finisar Corp. (a)	4,111,700	5,551
InterDigital Communication Corp. (a)	192,900	3,007
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	1,394,700	$ 4,338
Juniper Networks, Inc. (a)	1,398,000	32,000
Marconi Corp. PLC (a)	1,146,751	11,967
Motorola, Inc.	152,200	2,458
Nokia Corp. sponsored ADR	1,661,800	19,742
Polycom, Inc. (a)	137,000	2,676
Powerwave Technologies, Inc. (a)	505,000	3,055
QUALCOMM, Inc.	1,594,600	60,675
Redback Networks, Inc. (a)	1,443,000	8,687
SafeNet, Inc. (a)	608,611	17,315
Sycamore Networks, Inc. (a)	583,800	2,224
Tellabs, Inc. (a)	670,600	6,082
		308,765
Computers & Peripherals - 2.0%
Diebold, Inc.	704,900	34,463
Electronics for Imaging, Inc. (a)	443,100	8,809
Hutchinson Technology, Inc. (a)	73,300	1,783
Lexmark International, Inc. Class A (a)	479,420	42,405
Maxtor Corp. (a)	457,000	1,919
Seagate Technology	215,220	2,352
Silicon Graphics, Inc. (a)	21,665	34
Western Digital Corp. (a)	473,800	3,535
		95,300
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	230,500	4,988
CDW Corp.	154,300	9,027
Celestica, Inc. (sub. vtg.) (a)	138,000	1,978
Ingram Micro, Inc. Class A (a)	123,400	1,829
KEMET Corp. (a)	357,500	3,100
Molex, Inc.	12,500	361
Sanmina-SCI Corp. (a)	573,000	3,965
Solectron Corp. (a)	2,688,800	13,874
Symbol Technologies, Inc.	945,700	12,200
		51,322
Internet Software & Services - 0.7%
Ask Jeeves, Inc. (a)	153,700	3,984
Interwoven, Inc. (a)	320,281	2,431
Lastminute.com PLC (a)	56,500	118
Retek, Inc. (a)	429,900	1,621
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sina Corp. (a)	52,900	$ 1,102
VeriSign, Inc. (a)	174,200	3,024
Vignette Corp. (a)	2,500,194	3,025
Yahoo!, Inc. (a)	662,400	18,885
		34,190
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	327,400	17,788
Anteon International Corp. (a)	65,200	2,142
BearingPoint, Inc. (a)	256,700	2,072
Computer Sciences Corp. (a)	64,200	2,976
CSG Systems International, Inc. (a)	10,735	155
DST Systems, Inc. (a)	182,100	8,238
Fiserv, Inc. (a)	378,000	13,147
Infosys Technologies Ltd. sponsored ADR	428,100	22,347
Iron Mountain, Inc. (a)	185,550	5,721
Paychex, Inc.	102,600	3,044
SunGard Data Systems, Inc. (a)	970,400	22,319
The BISYS Group, Inc. (a)	295,100	4,190
		104,139
Office Electronics - 1.3%
Xerox Corp. (a)	234,300	3,147
Zebra Technologies Corp. Class A (a)	1,019,761	58,279
		61,426
Semiconductors & Semiconductor Equipment - 6.1%
Agere Systems, Inc.:
Class A (a)	2,839,000	3,435
Class B (a)	2,301,700	2,739
Altera Corp. (a)	755,100	14,286
Atheros Communications, Inc. (e)	580,494	4,621
Cabot Microelectronics Corp. (a)	3,100	104
Conexant Systems, Inc. (a)	2,400,000	3,576
Cree, Inc. (a)	129,800	3,246
DuPont Photomasks, Inc. (a)	8,900	139
Hi/fn, Inc. (a)	43,712	338
Integrated Circuit Systems, Inc. (a)	769,900	16,922
Integrated Device Technology, Inc. (a)	872,400	9,343
Intel Corp.	201,100	4,281
Intersil Corp. Class A	1,255,600	21,885
KLA-Tencor Corp. (a)	7,900	295
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	631,800	$ 13,615
Linear Technology Corp.	465,200	16,640
Microchip Technology, Inc.	2,943,600	77,682
Micron Technology, Inc. (a)	414,700	4,773
Novellus Systems, Inc. (a)	469,600	11,472
NVIDIA Corp. (a)	45,885	572
Omnivision Technologies, Inc. (a)	13,600	142
Photronics, Inc. (a)	995,300	14,283
PMC-Sierra, Inc. (a)	3,596,354	33,590
Rambus, Inc. (a)	140,600	1,802
Samsung Electronics Co. Ltd.	90	35
Silicon Laboratories, Inc. (a)	60,767	1,993
STMicroelectronics NV (NY Shares)	1,398,400	23,927
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,762	172
United Microelectronics Corp. sponsored ADR (a)	94,675	360
Varian Semiconductor Equipment Associates, Inc. (a)	161,200	4,514
		290,782
Software - 2.5%
Adobe Systems, Inc.	534,700	24,527
BEA Systems, Inc. (a)	1,231,031	8,125
BMC Software, Inc. (a)	265,100	3,969
Citrix Systems, Inc. (a)	597,300	9,503
Cognos, Inc. (a)	85,900	2,708
Concord Communications, Inc. (a)	20,000	173
E.piphany, Inc. (a)	388,315	1,526
FileNET Corp. (a)	262,572	5,157
Internet Security Systems, Inc. (a)	926,679	13,335
Jack Henry & Associates, Inc.	194,600	3,524
Manhattan Associates, Inc. (a)	45,747	1,068
Mercury Interactive Corp. (a)	440,400	15,198
Parametric Technology Corp. (a)	1,811,492	8,822
Secure Computing Corp. (a)	16,004	113
Siebel Systems, Inc. (a)	2,447,191	18,623
		116,371
TOTAL INFORMATION TECHNOLOGY		1,062,295
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.6%
Chemicals - 0.9%
Dow Chemical Co.	207,700	$ 8,892
Ferro Corp.	310,200	6,372
Great Lakes Chemical Corp.	160,200	4,184
International Flavors & Fragrances, Inc.	137,300	5,290
Olin Corp.	395,400	6,678
Praxair, Inc.	346,900	14,077
		45,493
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	428,500	6,877
Pactiv Corp. (a)	228,100	5,395
Sealed Air Corp. (a)	407,200	20,002
		32,274
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	364,870	13,730
Massey Energy Co.	372,900	10,262
Metal Management, Inc. (a)	96,600	1,607
Nucor Corp.	67,700	5,300
Phelps Dodge Corp.	183,500	14,966
		45,865
TOTAL MATERIALS		123,632
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR (a)	134,100	3,040
XO Communications, Inc. (a)	235,200	816
		3,856
Wireless Telecommunication Services - 0.5%
America Movil SA de CV sponsored ADR	71,800	2,459
Arch Wireless, Inc. Class A (a)	188,300	5,743
KDDI Corp.	1,842	8,869
MobilCom AG	299,000	4,045
Wireless Facilities, Inc. (a)	797,500	5,088
		26,204
TOTAL TELECOMMUNICATION SERVICES		30,060
TOTAL COMMON STOCKS (Cost $4,478,780)		4,722,227
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	96,800	$ 41
Procket Networks, Inc. Series C (a)(e)	1,544,677	0
		41
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,748)		41
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 1.53% (b)	30,577,334	30,577
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	240,752,775	240,753
TOTAL MONEY MARKET FUNDS (Cost $271,330)		271,330
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $4,766,858)		4,993,598
NET OTHER ASSETS - (5.3)%		(252,776)
NET ASSETS - 100%		$ 4,740,822
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,662,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 5,000
Chorum Technologies, Inc. Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NitroMed, Inc.	$ -	$ 31,046	$ -	$ -	$ 33,937
Total	$ -	$ 31,046	$ -	$ -	$ 33,937
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $4,791,534,000. Net unrealized appreciation aggregated $202,064,000, of which $717,130,000 related to appreciated investment securities and $515,066,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund

August 31, 2004

GCF-QTLY-1004

1.805820.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 1.7%
Krispy Kreme Doughnuts, Inc. (a)(d)	4,126,800	$ 53,153
McDonald's Corp.	4,000,000	108,080
Starbucks Corp. (a)	2,754,200	119,092
The Cheesecake Factory, Inc. (a)	1,210,318	50,083
Wynn Resorts Ltd. (a)	750,000	28,950
		359,358
Household Durables - 0.2%
LG Electronics, Inc.	350,000	16,717
Tupperware Corp.	1,300,000	22,191
		38,908
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	2,145,000	81,810
eBay, Inc. (a)	1,278,600	110,650
Netflix, Inc. (a)(d)	3,325,000	46,384
Orbitz, Inc. Class A	70,000	1,297
		240,141
Media - 0.9%
Comcast Corp. Class A (special) (a)	1,000,000	27,750
Liberty Media Corp. Class A (a)	855,326	7,621
Liberty Media International, Inc. Class A (a)	42,766	1,445
Pixar (a)	480,000	37,306
Time Warner, Inc. (a)	1,631,950	26,682
TiVo, Inc. (a)(d)	6,953,259	29,899
Valassis Communications, Inc. (a)	225,000	6,359
Viacom, Inc. Class B (non-vtg.)	841,977	28,046
Walt Disney Co.	211,500	4,748
XM Satellite Radio Holdings, Inc. Class A (a)	1,315,000	36,123
		205,979
Multiline Retail - 0.8%
Kohl's Corp. (a)	1,285,000	63,582
Nordstrom, Inc.	1,015,000	37,687
Target Corp.	1,455,000	64,864
		166,133
Specialty Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	349,200	13,067
Best Buy Co., Inc.	160,000	7,443
Gap, Inc.	357,825	6,706
Home Depot, Inc.	5,331,150	194,907
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,100,400	$ 54,690
Staples, Inc.	5,197,068	149,052
		425,865
Textiles Apparel & Luxury Goods - 1.6%
Coach, Inc. (a)	6,998,600	294,991
NIKE, Inc. Class B	842,000	63,411
		358,402
TOTAL CONSUMER DISCRETIONARY		1,794,786
CONSUMER STAPLES - 9.7%
Beverages - 1.7%
PepsiCo, Inc.	3,706,640	185,332
The Coca-Cola Co.	4,147,500	185,435
		370,767
Food & Staples Retailing - 3.3%
Albertsons, Inc.	4,375,000	107,538
Costco Wholesale Corp.	880,800	36,263
CVS Corp.	728,890	29,156
Sysco Corp.	3,555,000	114,258
Wal-Mart Stores, Inc.	5,476,700	288,458
Walgreen Co.	850,000	30,983
Whole Foods Market, Inc.	1,530,000	118,927
		725,583
Food Products - 0.9%
Archer-Daniels-Midland Co.	2,975,000	47,511
Dean Foods Co. (a)	1,276,280	47,312
Hershey Foods Corp.	425,000	20,519
Kraft Foods, Inc. Class A	349,600	10,935
McCormick & Co., Inc. (non-vtg.)	1,715,000	57,538
Wm. Wrigley Jr. Co.	20,000	1,241
		185,056
Household Products - 2.7%
Clorox Co.	2,160,000	114,134
Colgate-Palmolive Co.	1,250,000	67,500
Kimberly-Clark Corp.	3,201,600	213,547
Procter & Gamble Co.	3,455,600	193,410
		588,591
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.1%
Avon Products, Inc.	970,000	$ 42,855
Gillette Co.	4,698,496	199,686
		242,541
Tobacco - 0.0%
Altria Group, Inc.	100,380	4,914
TOTAL CONSUMER STAPLES		2,117,452
ENERGY - 3.3%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	1,712,500	67,353
Diamond Offshore Drilling, Inc.	827,900	21,045
Schlumberger Ltd. (NY Shares)	824,600	50,960
Weatherford International Ltd. (a)	2,395,120	110,990
		250,348
Oil & Gas - 2.2%
Anadarko Petroleum Corp.	1,690,000	100,082
Apache Corp.	2,645,000	118,205
ConocoPhillips	851,905	63,407
Devon Energy Corp.	1,670,000	108,233
EOG Resources, Inc.	535,000	30,907
Noble Energy, Inc.	425,000	21,879
Premcor, Inc. (a)	1,066,000	35,743
		478,456
TOTAL ENERGY		728,804
FINANCIALS - 4.4%
Capital Markets - 0.7%
Charles Schwab Corp.	5,276,475	49,863
Nomura Holdings, Inc.	6,199,300	86,046
State Street Corp.	185,000	8,351
		144,260
Commercial Banks - 0.6%
Bank of America Corp.	1,720,000	77,366
Synovus Financial Corp.	426,900	10,843
Wells Fargo & Co.	750,000	44,063
		132,272
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	4,587,548	$ 229,469
Rewards Network, Inc. (a)	1,025,000	7,226
		236,695
Diversified Financial Services - 0.2%
Citigroup, Inc.	400,197	18,641
J.P. Morgan Chase & Co.	712,800	28,213
		46,854
Insurance - 0.9%
American International Group, Inc.	2,438,750	173,737
Prudential Financial, Inc.	233,000	10,760
Scottish Re Group Ltd.	790,590	16,792
		201,289
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	2,599,300	193,518
TOTAL FINANCIALS		954,888
HEALTH CARE - 29.7%
Biotechnology - 11.2%
Abgenix, Inc. (a)	2,375,000	23,631
Affymetrix, Inc. (a)(d)	6,038,800	167,879
Alexion Pharmaceuticals, Inc. (a)(d)	2,701,990	44,205
Alkermes, Inc. (a)(d)	6,824,290	72,542
Amgen, Inc. (a)	2,467,605	146,304
Amylin Pharmaceuticals, Inc. (a)	2,700,000	53,433
Applera Corp.:
- Applied Biosystems Group	376,800	7,174
- Celera Genomics Group (a)	7,459,848	80,343
Biogen Idec, Inc. (a)	244,164	14,486
Celgene Corp. (a)(d)	8,182,286	464,345
CV Therapeutics, Inc. (a)(d)	2,697,700	34,611
Exelixis, Inc. (a)	2,825,000	22,035
Gen-Probe, Inc. (a)	115,000	4,152
Genentech, Inc. (a)	1,890,800	92,233
Genzyme Corp. - General Division (a)	1,590,000	85,860
Human Genome Sciences, Inc. (a)(d)	12,755,010	137,371
ImClone Systems, Inc. (a)	3,140,074	167,303
Immunomedics, Inc. (a)(d)	4,987,700	14,015
Medarex, Inc. (a)	3,689,720	20,995
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	1,787,800	$ 42,675
Millennium Pharmaceuticals, Inc. (a)	902,077	10,726
Myogen, Inc.	1,063,000	6,166
Neurocrine Biosciences, Inc. (a)(d)	2,187,908	108,892
ONYX Pharmaceuticals, Inc. (a)(d)	2,125,612	78,945
OSI Pharmaceuticals, Inc. (a)(d)	3,867,260	230,450
Protein Design Labs, Inc. (a)	4,161,229	76,275
Regeneron Pharmaceuticals, Inc. (a)(d)	5,327,200	47,465
Seattle Genetics, Inc. (a)	407,378	2,595
Tanox, Inc. (a)(d)	2,671,000	44,205
Telik, Inc. (a)	1,513,300	28,662
Transkaryotic Therapies, Inc. (a)	1,144,188	18,021
Vertex Pharmaceuticals, Inc. (a)(d)	7,636,687	74,305
		2,422,299
Health Care Equipment & Supplies - 3.6%
Alcon, Inc.	630,000	47,149
Boston Scientific Corp. (a)	1,263,000	45,127
Cyberonics, Inc. (a)	1,049,301	17,964
Guidant Corp.	1,150,000	68,770
Hospira, Inc. (a)	1,346,520	37,299
Medtronic, Inc.	1,699,964	84,573
Millipore Corp. (a)(d)	3,365,000	169,260
St. Jude Medical, Inc. (a)	2,289,600	153,976
Thoratec Corp. (a)(d)	5,182,709	50,894
VISX, Inc. (a)(d)	2,700,000	54,756
Zimmer Holdings, Inc. (a)	730,970	52,118
		781,886
Health Care Providers & Services - 4.5%
Caremark Rx, Inc. (a)	1,570,000	45,059
Cerner Corp. (a)(d)	3,561,760	156,041
McKesson Corp.	860,000	26,617
Medco Health Solutions, Inc. (a)	2,986,360	93,264
UnitedHealth Group, Inc.	7,320,700	484,118
WebMD Corp. (a)(d)	25,004,200	182,031
		987,130
Pharmaceuticals - 10.4%
Abbott Laboratories	2,815,200	117,366
Allergan, Inc.	500,000	37,325
Barr Pharmaceuticals, Inc. (a)	255,175	10,021
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	1,209,700	$ 28,706
Dr. Reddy's Laboratories Ltd. ADR	2,025,000	31,995
Elan Corp. PLC sponsored ADR (a)	12,325,000	278,915
Eli Lilly & Co.	1,020,000	64,719
Forest Laboratories, Inc. (a)	20,000	917
Johnson & Johnson	5,153,300	299,407
Merck & Co., Inc.	3,474,300	156,239
Pfizer, Inc.	20,796,000	679,405
Schering-Plough Corp.	4,487,600	82,841
Sepracor, Inc. (a)(d)	8,759,573	434,562
Watson Pharmaceuticals, Inc. (a)	300,100	8,265
Wyeth	1,025,200	37,492
		2,268,175
TOTAL HEALTH CARE		6,459,490
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	475,100	25,551
The Boeing Co.	7,990,000	417,238
		442,789
Air Freight & Logistics - 0.5%
Ryder System, Inc.	875,000	38,334
United Parcel Service, Inc. Class B	1,004,800	73,401
		111,735
Airlines - 3.4%
AMR Corp. (a)(d)	15,962,500	142,705
JetBlue Airways Corp. (a)(d)	7,817,534	186,448
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	3,230,000	16,755
sponsored ADR (a)	4,655,900	144,566
Southwest Airlines Co.	17,516,763	259,598
		750,072
Commercial Services & Supplies - 0.8%
Hudson Highland Group, Inc. (a)(d)	909,391	24,999
Monster Worldwide, Inc. (a)(d)	6,082,900	123,057
Robert Half International, Inc.	795,000	19,478
		167,534
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Color Kinetics, Inc.	351,700	$ 3,658
Microvision, Inc. (a)(d)	1,263,000	7,679
		11,337
Industrial Conglomerates - 2.3%
3M Co.	2,495,000	205,488
General Electric Co.	8,825,000	289,372
		494,860
Machinery - 0.6%
AGCO Corp. (a)	597,800	11,950
Deere & Co.	1,789,900	113,247
		125,197
TOTAL INDUSTRIALS		2,103,524
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 7.6%
Adaptec, Inc. (a)	1,675,000	11,692
Avaya, Inc. (a)	6,985,000	84,658
CIENA Corp. (a)	724,400	1,318
Cisco Systems, Inc. (a)	10,562,600	198,154
Corning, Inc. (a)	11,578,000	117,169
F5 Networks, Inc. (a)(d)	3,050,000	74,939
Harmonic, Inc. (a)	2,998,161	17,779
Harris Corp.	87,500	4,214
Juniper Networks, Inc. (a)	1,055,000	24,149
Motorola, Inc.	3,625,000	58,544
NMS Communications Corp. (a)(d)	3,064,798	14,711
Plantronics, Inc.	1,615,500	62,762
QUALCOMM, Inc.	13,533,400	514,946
Research in Motion Ltd. (a)	5,440,000	327,888
Sonus Networks, Inc. (a)(d)	24,551,770	129,142
Telefonaktiebolaget LM Ericsson ADR (a)	800,000	21,632
		1,663,697
Computers & Peripherals - 6.2%
Apple Computer, Inc. (a)	4,075,000	140,547
Avid Technology, Inc. (a)(d)	2,627,600	113,696
Dell, Inc. (a)	7,570,600	263,760
Hewlett-Packard Co.	225,000	4,025
International Business Machines Corp.	749,800	63,501
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (a)	426,900	$ 37,759
Network Appliance, Inc. (a)(d)	29,482,208	591,708
PalmOne, Inc. (a)(d)	3,354,277	109,517
Pinnacle Systems, Inc. (a)(d)	6,118,029	22,881
Sun Microsystems, Inc. (a)	2,141,500	8,223
		1,355,617
Electronic Equipment & Instruments - 0.9%
Dionex Corp. (a)	61,600	2,837
Symbol Technologies, Inc.	6,387,000	82,392
Trimble Navigation Ltd. (a)	2,312,500	63,686
Universal Display Corp. (a)	1,155,000	10,049
Veeco Instruments, Inc. (a)(d)	1,680,000	32,525
		191,489
Internet Software & Services - 1.9%
Google, Inc. Class A (d)	1,827,448	187,222
Yahoo!, Inc. (a)	8,176,340	233,107
		420,329
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)(d)	8,572,533	235,059
First Data Corp.	50,000	2,113
Hewitt Associates, Inc. Class A (a)	1,463,800	38,659
		275,831
Semiconductors & Semiconductor Equipment - 7.3%
Altera Corp. (a)	1,709,400	32,342
Analog Devices, Inc.	1,949,900	67,701
Applied Materials, Inc. (a)	1,940,400	30,833
Applied Micro Circuits Corp. (a)	6,510,000	21,809
Atheros Communications, Inc.	559,000	4,450
Atheros Communications, Inc. (e)	1,741,486	13,862
Cirrus Logic, Inc. (a)(d)	8,305,000	42,023
Cree, Inc. (a)(d)	7,420,750	185,593
FEI Co. (a)(d)	2,690,000	51,083
Integrated Circuit Systems, Inc. (a)	97,600	2,145
Intel Corp.	9,815,800	208,978
International Rectifier Corp. (a)	2,675,000	87,901
KLA-Tencor Corp. (a)	510,000	19,054
Linear Technology Corp.	625,800	22,385
Marvell Technology Group Ltd. (a)	100,000	2,312
Micron Technology, Inc. (a)	291,800	3,359
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MIPS Technologies, Inc. (a)(d)	3,811,227	$ 19,437
National Semiconductor Corp. (a)	10,633,204	141,741
O2Micro International Ltd. (a)(d)	3,439,790	33,056
PMC-Sierra, Inc. (a)	3,425,000	31,990
Power Integrations, Inc. (a)	1,312,500	26,355
Samsung Electronics Co. Ltd.	50,000	19,583
Silicon Image, Inc. (a)(d)	7,401,700	81,419
Silicon Laboratories, Inc. (a)	382,315	12,536
Texas Instruments, Inc.	7,856,000	153,506
Trident Microsystems, Inc. (a)(d)	1,186,771	16,116
Virage Logic Corp. (a)(d)	2,096,790	19,710
Volterra Semiconductor Corp.	183,000	1,482
Xilinx, Inc.	8,435,100	231,375
		1,584,136
Software - 7.7%
Adobe Systems, Inc.	1,922,400	88,180
BEA Systems, Inc. (a)	15,108,728	99,718
Cognos, Inc. (a)	830,000	26,167
Macromedia, Inc. (a)	105,000	2,035
Magma Design Automation, Inc. (a)(d)	1,849,063	30,510
Microsoft Corp.	28,815,000	786,639
Novell, Inc. (a)(d)	20,770,000	122,543
Opsware, Inc. (a)	125,000	788
Oracle Corp. (a)	3,765,000	37,537
PalmSource, Inc. (a)	225,000	5,065
PeopleSoft, Inc. (a)	1,069,628	18,612
Red Hat, Inc. (a)(d)	18,349,401	224,964
RSA Security, Inc. (a)	275,000	4,095
Salesforce.com, Inc.	3,143,500	40,866
Symantec Corp. (a)	3,767,900	180,708
Synopsys, Inc. (a)	20,000	319
VERITAS Software Corp. (a)	225,422	3,769
		1,672,515
TOTAL INFORMATION TECHNOLOGY		7,163,614
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.8%
Chemicals - 0.6%
Minerals Technologies, Inc.	645,000	$ 36,230
Monsanto Co.	2,377,389	87,012
		123,242
Metals & Mining - 0.2%
Barrick Gold Corp.	92,500	1,853
Massey Energy Co.	800,000	22,016
Nucor Corp.	265,000	20,747
		44,616
TOTAL MATERIALS		167,858
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	525,000	1,376
Wireless Telecommunication Services - 0.6%
Nextel Communications, Inc. Class A (a)	5,125,000	118,849
Vodafone Group PLC sponsored ADR	312,660	7,160
		126,009
TOTAL TELECOMMUNICATION SERVICES		127,385
TOTAL COMMON STOCKS (Cost $21,572,672)		21,617,801
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (a)(e)	2,531,390	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (e)	1,373,363	4,807
TOTAL PREFERRED STOCKS (Cost $32,553)		4,807
Money Market Funds - 2.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.53% (b)	72,977,848	$ 72,978
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	466,442,075	466,442
TOTAL MONEY MARKET FUNDS (Cost $539,420)		539,420
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $22,144,645)		22,162,028
NET OTHER ASSETS - (1.9)%		(422,036)
NET ASSETS - 100%		$ 21,739,992
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,669,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Geneprot, Inc. Series A	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affymetrix, Inc.	$ -	$ 194,673	$ -	$ -	$ 167,879
Alexion Pharmaceuticals, Inc.	40,913	8,226	-	-	44,205
Alkermes, Inc.	35,636	55,291	-	-	72,542
AMR Corp.	201,584	3,503	-	-	142,705
Avid Technology, Inc.	138,947	-	-	-	113,696
BEA Systems, Inc.	341,868	2,442	116,171	-	-
Celgene Corp.	366,520	7,681	-	-	464,345
Cerner Corp.	87,845	66,707	-	-	156,041
Cirrus Logic, Inc.	14,620	51,493	-	-	42,023
Cognizant Technology Solutions Corp. Class A	167,897	30,497	-	-	235,059
Cree, Inc.	134,591	2,352	-	-	185,593
CV Therapeutics, Inc.	50,814	293	1,957	-	34,611
Esperion Therapeutics, Inc.	73,802	-	112,357	-	-
F5 Networks, Inc.	9,683	67,485	1,447	-	74,939
FEI Co.	42,378	20,871	-	-	51,083
Google, Inc. Class A	-	172,241	-	-	187,222
Harmonic, Inc.	50,994	2,689	22,449	-	-
Hewitt Associates, Inc. Class A	30,956	30,174	12,542	-	-
Hudson Highland Group, Inc.	3,489	20,345	731	-	24,999
Human Genome Sciences, Inc.	161,856	1,487	-	-	137,371
Immunomedics, Inc.	19,253	-	-	-	14,015
JetBlue Airways Corp.	131,270	100,762	-	-	186,448
Krispy Kreme Doughnuts, Inc.	127,833	27,016	-	-	53,153
Magma Design Automation, Inc.	13,876	27,184	-	-	30,510
Microvision, Inc.	2,864	7,766	-	-	7,679
Millipore Corp.	109,808	42,003	-	-	169,260
MIPS Technologies, Inc.	20,771	-	-	-	19,437
Monster Worldwide, Inc.	76,398	65,940	-	-	123,057
National Semiconductor Corp.	473,656	-	211,655	-	-
Netflix, Inc.	39,200	60,102	10,093	-	46,384
Network Appliance, Inc.	494,489	169,602	-	-	591,708
Neurocrine Biosciences, Inc.	105,814	14,153	2,554	-	108,892
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NMS Communications Corp.	$ 19,655	$ -	$ 2,322	$ -	$ 14,711
Novell, Inc.	41,800	234,937	26,242	-	122,543
O2Micro International Ltd.	92,246	289	6,336	-	33,056
Omnivision Technologies, Inc.	168,747	12,033	57,315	-	-
ONYX Pharmaceuticals, Inc.	20,866	68,935	17,728	-	78,945
Orbitz, Inc. Class A	-	28,332	20,046	-	-
OSI Pharmaceuticals, Inc.	77,671	100,397	2,979	-	230,450
PalmOne, Inc.	-	126,892	-	-	109,517
Photon Dynamics, Inc.	65,500	-	52,146	-	-
Pinnacle Systems, Inc.	52,859	-	1,002	-	22,881
Red Hat, Inc.	228,472	27,431	-	-	224,964
Regeneron Pharmaceuticals, Inc.	64,028	5,670	-	-	47,465
Sepracor, Inc.	208,564	14,012	-	-	434,562
Silicon Image, Inc.	52,235	3,986	-	-	81,419
Sonus Networks, Inc.	218,151	3,486	-	-	129,142
Tanox, Inc.	40,172	-	-	-	44,205
Thoratec Corp.	77,137	737	3,322	-	50,894
TiVo, Inc.	584	69,870	-	-	29,899
Trident Microsystems, Inc.	37,972	7,550	19,926	-	16,116
Veeco Instruments, Inc.	31,713	15,522	-	-	32,525
Vertex Pharmaceuticals, Inc.	66,745	-	-	-	74,305
Virage Logic Corp.	21,849	-	-	-	19,710
VISX, Inc.	68,666	-	2,051	-	54,756
WebMD Corp.	237,252	-	6,682	-	182,031
Total	$ 5,462,509	$ 1,973,057	$ 710,053	$ -	$ 5,518,952
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $22,291,043,000. Net unrealized depreciation aggregated $129,015,000, of which $3,814,109,000 related to appreciated investment securities and $3,943,124,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund

August 31, 2004

NMFX-QTLY-1004

1.805750.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 0.6%
Continental AG	266,677	$ 13,847
Michelin SA (Compagnie Generale des Etablissements) Series B	127,595	6,754
		20,601
Automobiles - 4.7%
Bayerische Motoren Werke AG (BMW)	166,007	6,851
Brilliance China Automotive Holdings Ltd. sponsored ADR	264,200	6,048
Coachmen Industries, Inc.	328,100	5,112
Denway Motors Ltd.	17,860,000	7,041
Fleetwood Enterprises, Inc. (a)	124,400	1,589
Thor Industries, Inc.	2,438,000	62,462
Toyota Motor Corp. ADR	170,600	13,510
Winnebago Industries, Inc.	1,506,300	47,298
		149,911
Distributors - 0.2%
Li & Fung Ltd.	5,882,000	7,541
Hotels, Restaurants & Leisure - 4.3%
Alliance Gaming Corp. (a)	94,600	1,410
Buffalo Wild Wings, Inc.	28,300	785
International Speedway Corp.:
Class A	366,722	19,400
Class B	228,100	11,861
Mandalay Resort Group	435,100	29,517
Outback Steakhouse, Inc.	155,800	6,098
Red Robin Gourmet Burgers, Inc. (a)	19,100	668
Shuffle Master, Inc. (a)	14,200	471
The Cheesecake Factory, Inc. (a)	1,619,425	67,012
		137,222
Household Durables - 3.8%
Champion Enterprises, Inc. (a)	2,678,700	25,796
Garmin Ltd.	1,321,650	51,425
Harman International Industries, Inc.	417,300	40,349
Maytag Corp.	26,500	536
Sony Corp. sponsored ADR	78,200	2,711
		120,817
Internet & Catalog Retail - 0.8%
eBay, Inc. (a)	291,400	25,218
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.2%
Mattel, Inc.	389,300	$ 6,264
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A (a)	261,800	4,849
Charter Communications, Inc. Class A (a)	507,600	1,619
E.W. Scripps Co. Class A	203,400	20,810
Interpublic Group of Companies, Inc. (a)	404,000	4,262
John Wiley & Sons, Inc. Class A	67,400	2,137
Meredith Corp.	182,800	9,155
Reuters Group PLC sponsored ADR	983,000	34,002
Walt Disney Co.	679,600	15,257
Washington Post Co. Class B	11,900	10,335
XM Satellite Radio Holdings, Inc. Class A (a)	54,800	1,505
		103,931
Multiline Retail - 0.7%
Federated Department Stores, Inc.	182,400	7,916
Neiman Marcus Group, Inc. Class A	186,000	9,895
Saks, Inc.	246,570	2,929
		20,740
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	113,700	3,184
American Eagle Outfitters, Inc. (a)	125,600	4,182
AnnTaylor Stores Corp. (a)	279,450	6,754
Cabela's, Inc. Class A	32,200	824
Chico's FAS, Inc. (a)	282,300	11,546
Claire's Stores, Inc.	954,200	23,225
Guitar Center, Inc. (a)	47,000	1,925
Hot Topic, Inc. (a)	112,200	1,694
West Marine, Inc. (a)	104,310	1,887
		55,221
Textiles Apparel & Luxury Goods - 3.8%
Bulgari Spa	393,682	3,686
Columbia Sportswear Co. (a)	77,950	4,251
Compagnie Financiere Richemont unit	100,745	2,573
NIKE, Inc. Class B	164,600	12,396
Puma AG	305,676	74,712
Quiksilver, Inc. (a)	695,100	15,118
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - continued
Stride Rite Corp.	598,600	$ 5,914
Tommy Hilfiger Corp. (a)	260,500	3,517
		122,167
TOTAL CONSUMER DISCRETIONARY		769,633
CONSUMER STAPLES - 1.8%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	84,800	3,118
Food & Staples Retailing - 0.7%
Albertsons, Inc.	901,400	22,156
Household Products - 0.5%
Procter & Gamble Co.	279,600	15,649
Personal Products - 0.5%
Avon Products, Inc.	332,000	14,668
Estee Lauder Companies, Inc. Class A	63,300	2,782
		17,450
TOTAL CONSUMER STAPLES		58,373
ENERGY - 8.8%
Energy Equipment & Services - 7.7%
BJ Services Co.	437,700	21,031
ENSCO International, Inc.	543,200	15,840
Helmerich & Payne, Inc.	244,475	6,322
Rowan Companies, Inc. (a)	1,154,300	28,073
Schlumberger Ltd. (NY Shares)	950,800	58,759
Smith International, Inc. (a)	2,030,400	115,697
		245,722
Oil & Gas - 1.1%
Occidental Petroleum Corp.	280,300	14,477
Teekay Shipping Corp.	342,400	12,001
Valero Energy Corp.	121,900	8,049
YUKOS Corp. sponsored ADR	88,502	1,487
		36,014
TOTAL ENERGY		281,736
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 2.4%
Capital Markets - 0.8%
Affiliated Managers Group, Inc. (a)	143,400	$ 7,034
Ameritrade Holding Corp. (a)	157,500	1,794
Bear Stearns Companies, Inc.	168,400	14,806
Goldman Sachs Group, Inc.	30,600	2,743
		26,377
Commercial Banks - 0.1%
Sumitomo Mitsui Financial Group, Inc.	548	3,316
UnionBanCal Corp.	10,200	606
		3,922
Diversified Financial Services - 1.2%
Chicago Mercantile Exchange Holdings, Inc. Class A	110,900	14,764
Hong Kong Exchanges & Clearing Ltd.	1,356,000	2,964
Leucadia National Corp.	101,600	5,486
Moody's Corp.	209,700	14,377
		37,591
Insurance - 0.3%
Cincinnati Financial Corp.	125,300	5,056
W.R. Berkley Corp.	69,900	2,823
		7,879
TOTAL FINANCIALS		75,769
HEALTH CARE - 16.6%
Biotechnology - 4.2%
Biogen Idec, Inc. (a)	462,000	27,410
Connetics Corp. (a)	400,200	10,265
Dendreon Corp. (a)	236,000	2,320
Genentech, Inc. (a)	1,505,200	73,424
ImClone Systems, Inc. (a)	94,200	5,019
ImmunoGen, Inc. (a)	347,400	1,768
Martek Biosciences (a)	73,900	3,946
Protein Design Labs, Inc. (a)	369,700	6,777
Regeneron Pharmaceuticals, Inc. (a)	235,400	2,097
		133,026
Health Care Equipment & Supplies - 7.3%
Advanced Neuromodulation Systems, Inc. (a)	43,050	1,262
Alcon, Inc.	164,100	12,281
Bausch & Lomb, Inc.	212,700	14,028
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Beckman Coulter, Inc.	35,700	$ 1,992
Becton, Dickinson & Co.	67,100	3,229
Biomet, Inc.	453,600	20,707
Boston Scientific Corp. (a)	2,501,500	89,379
Closure Medical Corp. (a)	49,900	939
Cytyc Corp. (a)	100,600	2,410
Dade Behring Holdings, Inc. (a)	136,900	7,197
Epix Medical, Inc. (a)	112,300	2,229
Hillenbrand Industries, Inc.	168,700	9,491
Medtronic, Inc.	251,100	12,492
Palomar Medical Technologies, Inc. (a)	27,500	502
St. Jude Medical, Inc. (a)	15,700	1,056
Varian Medical Systems, Inc. (a)	102,000	3,381
Waters Corp. (a)	845,400	36,614
Wright Medical Group, Inc. (a)	174,700	4,717
Zimmer Holdings, Inc. (a)	133,800	9,540
		233,446
Health Care Providers & Services - 2.8%
American Healthways, Inc. (a)	80,700	2,179
Covance, Inc. (a)	165,600	6,202
IMS Health, Inc.	42,400	989
McKesson Corp.	2,183,500	67,579
Omnicare, Inc.	39,000	1,129
PacifiCare Health Systems, Inc. (a)	372,000	12,131
		90,209
Pharmaceuticals - 2.3%
Abbott Laboratories	158,100	6,591
Bristol-Myers Squibb Co.	312,200	7,409
Elan Corp. PLC sponsored ADR (a)	218,700	4,949
IVAX Corp. (a)	97,375	1,885
Roche Holding AG (participation certificate)	416,218	40,332
Schering AG sponsored ADR	21,800	1,212
Schering-Plough Corp.	614,100	11,336
		73,714
TOTAL HEALTH CARE		530,395
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.5%
Aerospace & Defense - 0.4%
AAR Corp. (a)	146,500	$ 1,568
Lockheed Martin Corp.	157,400	8,465
Rockwell Collins, Inc.	88,200	3,033
		13,066
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	69,015	2,945
FedEx Corp.	31,500	2,583
Ryder System, Inc.	91,200	3,995
		9,523
Airlines - 0.2%
Alaska Air Group, Inc. (a)	44,000	1,036
AMR Corp. (a)	551,500	4,930
		5,966
Commercial Services & Supplies - 2.7%
Apollo Group, Inc. Class A (a)	8,500	663
Consolidated Graphics, Inc. (a)	39,500	1,614
DeVry, Inc. (a)	1,056,000	20,508
Herman Miller, Inc.	668,330	16,835
Ionics, Inc. (a)	710,600	18,625
Layne Christensen Co. (a)	26,400	401
R.R. Donnelley & Sons Co.	739,800	22,734
Strayer Education, Inc.	38,100	3,962
		85,342
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV	1,160,000	34,382
Dycom Industries, Inc. (a)	166,200	4,275
Fluor Corp.	78,300	3,347
		42,004
Electrical Equipment - 0.2%
Cooper Industries Ltd. Class A	113,400	6,262
Industrial Conglomerates - 2.2%
General Electric Co.	2,196,500	72,023
Machinery - 2.7%
Bucyrus International, Inc. Class A	154,900	4,094
Cummins, Inc.	199,700	13,438
Deere & Co.	441,100	27,908
Donaldson Co., Inc.	349,700	9,931
Joy Global, Inc.	683,800	20,726
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
PACCAR, Inc.	162,500	$ 9,781
Trinity Industries, Inc.	79,700	2,212
Wabtec Corp.	4,500	77
Zenon Environmental, Inc. (a)	9,400	152
		88,319
Marine - 0.6%
Alexander & Baldwin, Inc.	588,400	18,117
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	172,300	6,168
Landstar System, Inc. (a)	245,700	12,894
Norfolk Southern Corp.	126,000	3,578
Yellow Roadway Corp. (a)	68,900	2,828
		25,468
Transportation Infrastructure - 0.1%
Cosco Pacific Ltd.	1,334,000	2,001
TOTAL INDUSTRIALS		368,091
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 8.3%
3Com Corp. (a)	804,700	3,629
ADC Telecommunications, Inc. (a)	879,600	1,882
Adtran, Inc.	2,621,300	70,198
Avaya, Inc. (a)	232,900	2,823
CIENA Corp. (a)	4,766,900	8,676
Cisco Systems, Inc. (a)	2,175,400	40,811
Comverse Technology, Inc. (a)	194,400	3,404
Corning, Inc. (a)	784,500	7,939
Juniper Networks, Inc. (a)	734,400	16,810
Lucent Technologies, Inc. (a)	1,779,900	5,571
Nortel Networks Corp. (a)	2,590,800	9,741
QLogic Corp. (a)	2,772,343	72,386
QUALCOMM, Inc.	182,400	6,940
Sycamore Networks, Inc. (a)	2,353,700	8,968
Telefonaktiebolaget LM Ericsson ADR (a)	296,000	8,004
		267,782
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.9%
Apple Computer, Inc. (a)	462,600	$ 15,955
UNOVA, Inc. (a)	827,300	12,062
		28,017
Electronic Equipment & Instruments - 2.0%
Dionex Corp. (a)	270,900	12,478
Flir Systems, Inc. (a)	317,200	18,515
Ingram Micro, Inc. Class A (a)	443,100	6,567
Leica Geosystems AG (a)	41,921	9,018
Littelfuse, Inc. (a)	15,700	572
Molex, Inc.	89,200	2,575
Paxar Corp. (a)	20,500	415
Symbol Technologies, Inc.	1,027,400	13,253
		63,393
Internet Software & Services - 2.0%
Blue Coat Systems, Inc. (a)	152,457	2,229
DoubleClick, Inc. (a)	2,476,720	13,003
Google, Inc. Class A	158,100	16,197
RealNetworks, Inc. (a)	958,300	4,763
Yahoo!, Inc. (a)	935,894	26,682
		62,874
IT Services - 0.0%
Cognizant Technology Solutions Corp. Class A (a)	65,800	1,804
Office Electronics - 1.8%
Zebra Technologies Corp. Class A (a)	1,035,637	59,187
Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp. (a)	247,600	4,685
Analog Devices, Inc.	192,900	6,697
Cymer, Inc. (a)	70,600	1,886
Intel Corp.	865,600	18,429
KLA-Tencor Corp. (a)	133,000	4,969
Lam Research Corp. (a)	824,800	17,774
Linear Technology Corp.	99,400	3,556
Marvell Technology Group Ltd. (a)	47,300	1,094
Micron Technology, Inc. (a)	1,126,500	12,966
PMC-Sierra, Inc. (a)	1,031,900	9,638
Teradyne, Inc. (a)	247,100	3,180
Varian Semiconductor Equipment Associates, Inc. (a)	168,900	4,729
		89,603
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 4.9%
Autodesk, Inc.	195,400	$ 8,678
Cadence Design Systems, Inc. (a)	1,997,900	24,834
Electronic Arts, Inc. (a)	110,900	5,521
Mentor Graphics Corp. (a)	2,124,623	23,243
Microsoft Corp.	1,711,000	46,710
NAVTEQ Corp.	266,000	8,746
Novell, Inc. (a)	3,178,995	18,756
Red Hat, Inc. (a)	204,848	2,511
RSA Security, Inc. (a)	14,200	211
Siebel Systems, Inc. (a)	1,793,293	13,647
THQ, Inc. (a)	73,500	1,396
Wind River Systems, Inc. (a)	151,400	1,643
		155,896
TOTAL INFORMATION TECHNOLOGY		728,556
MATERIALS - 6.7%
Chemicals - 1.0%
Dow Chemical Co.	421,500	18,044
Great Lakes Chemical Corp.	18,200	475
IMC Global, Inc.	259,500	4,136
Lyondell Chemical Co.	79,900	1,573
Monsanto Co.	229,500	8,400
		32,628
Construction Materials - 0.1%
Eagle Materials, Inc.	36,049	2,340
Metals & Mining - 5.6%
A.M. Castle & Co. (a)	61,900	563
Cleveland-Cliffs, Inc. (a)	225,200	15,032
Freeport-McMoRan Copper & Gold, Inc. Class B	314,200	11,823
Hecla Mining Co. (a)	483,100	2,889
Inco Ltd. (a)	834,200	28,581
Newmont Mining Corp.	483,500	21,463
Nucor Corp.	48,000	3,758
Peabody Energy Corp.	31,500	1,680
Phelps Dodge Corp.	854,500	69,693
RTI International Metals, Inc. (a)	48,800	727
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Schnitzer Steel Industries, Inc. Class A	203,750	$ 5,725
Stillwater Mining Co. (a)	1,336,376	19,137
		181,071
TOTAL MATERIALS		216,039
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
America Movil SA de CV sponsored ADR	86,300	2,956
AT&T Wireless Services, Inc. (a)	1,510,000	22,076
Vodafone Group PLC sponsored ADR	76,100	1,743
		26,775
UTILITIES - 0.6%
Electric Utilities - 0.6%
Huaneng Power International, Inc. sponsored ADR	61,300	1,830
PG&E Corp. (a)	635,200	18,541
		20,371
TOTAL COMMON STOCKS (Cost $2,705,476)		3,075,738
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	18,500	8
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)	4,559	2,774
TOTAL PREFERRED STOCKS (Cost $3,026)		2,782
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Emulex Corp. 1.75% 2/1/07 (d)	$ 2,270	$ 2,225
TOTAL CONVERTIBLE BONDS (Cost $2,270)		2,225
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 1.53% (b)	110,789,213	110,789
Fidelity Securities Lending Cash Central Fund, 1.49% (b)(c)	69,075,925	69,076
TOTAL MONEY MARKET FUNDS (Cost $179,865)		179,865
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $2,890,637)		3,260,610
NET OTHER ASSETS - (1.7)%		(53,470)
NET ASSETS - 100%		$ 3,207,140
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,225,000 or 0.1% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 319
Income Tax Information

At August 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,892,423,000. Net unrealized appreciation aggregated $368,187,000, of which $610,701,000 related to appreciated investment securities and $242,514,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004